Stock-based Compensation Plans - Restricted Stock Units (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted-average Grant Date Fair Value (in dollars per share):
Cash Flow Effect, Cash Used to Settle Awards	$ 1,700,000,000	$ 1,400,000,000	$ 779,000,000
Stock-settled Restricted Stock and Restricted Stock Units
Restricted Stock/Units (in shares);
Outstanding at beginning of period	71,202,751
Granted	2,064,195
Vested	(42,209,408)
Canceled	(1,174,769)
Outstanding at end of period	29,882,769
Weighted-average Grant Date Fair Value (in dollars per share):
Outstanding at beginning of period	$ 12.05
Granted	$ 16.63
Vested	$ 14.27
Canceled	$ 10.45
Outstanding at end of period	$ 9.30
Restricted Stock and Restricted Stock Units
Weighted-average Grant Date Fair Value (in dollars per share):
Total Unrecognized Compensation Cost	1,500,000,000
Total Unrecognized Compensation Cost, Expected Period	4 years 0 months
Total Unrecognized Compensation Cost, Period for Recognition	1 year 7 months
Vested in Period, Fair Value	$ 576,000,000	$ 1,000,000,000	$ 2,900,000,000
Key Associate Stock Plan | Stock-settled Restricted Stock and Restricted Stock Units
Restricted Stock/Units (in shares);
Granted	2,000,000
Key Associate Stock Plan | Cash-settled Restricted Stock Units
Restricted Stock/Units (in shares);
Outstanding at beginning of period	359,928,869
Granted	130,956,173
Vested	(162,061,256)
Canceled	(11,867,351)
Outstanding at end of period	316,956,435